Additional Paid-In Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Stock Options Valuation - May 12, 2011 [Table Text Block]
Expected volatility	115%
Expected life	3.1 years
Risk-free interest rate	0.96%
Dividend yield	nil

Schedule of Stock Options Valuation - November 29, 2011 [Table Text Block]
Expected volatility	101%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

Schedule of Stock Options Valuation - June 13, 2012 [Table Text Block]
Expected volatility	83%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

Schedule of Stock Options Valuation - August 8, 2012 [Table Text Block]
Expected volatility	81%
Expected life	1.8 years
Risk-free interest rate	0.38%
Dividend yield	nil

Schedule of Stock Options Valuation - December 4, 2012 [Table Text Block]
Expected volatility	78%
Expected life	3.1 years
Risk-free interest rate	0.34%
Dividend yield	nil

Schedule of Stock Options Valuation - December 12, 2012 [Table Text Block]
Expected volatility	70%
Expected life	1.8 years
Risk-free interest rate	0.25%
Dividend yield	nil

Schedule of Stock Option Activity [Table Text Block]
		Weighted average
	Number of options	exercise price
		$

Outstanding – January 1, 2011	1,698,088	0.53

Granted	290,000	0.54
Forfeited	(150,000)	(0.76)
Expired	(65,000)	(0.59)
Exercised	(775,000)	(0.41)

Outstanding – December 31, 2011	998,088	0.59

Granted	195,000	0.57
Forfeited	(45,000)	(0.49)
Expired	(32,500)	(1.15)
Exercised	(50,000)	(0.55)

Outstanding – December 31, 2012	1,065,588	0.58

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity [Table Text Block]
	Outstanding options				Exercisable options

			Weighted			Weighted
		Weighted average	average	Aggregate		average	Aggregate
Exercise	Number of	remaining	exercise	intrinsic	Number of	exercise	intrinsic
prices	options	contractual life	price	value	options	price	value
$		(years)	$	$		$	$

0.31	25,000	1.25	0.31		25,000	0.31
0.37	75,000	2.67	0.37		75,000	0.37
0.45 - 0.47	175,000	1.42	0.46		175,000	0.46
0.51	40,000	4.50	0.51		0	0.00
0.52 - 0.54	270,000	3.89	0.54		147,500	0.54
0.55	50,000	2.67	0.55		12,500	0.55
0.60	55,000	5.00	0.60		0	0.00
0.61	125,000	1.51	0.61		125,000	0.61
0.62	50,000	3.00	0.62		0	0.00
0.85	200,588	0.63	0.85		200,588	0.85
	1,065,588	2.60	0.58	114,050	760,588	0.59	86,725

Schedule of Warrants Valuation - June 21, 2011 [Table Text Block]
Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

Schedule of Warrants Valuation - June 21, 2011 [Table Text Block]
Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of	Weighted average
	warrants	exercise price
	(All Exercisable)	$

Outstanding – January 1, 2011	21,291,223	0.66

Attached to private placements	2,748,165	0.74
Agents’ warrants exercised	(299,406)	(0.47)
Exercised	(4,366,904)	(0.51)

Outstanding - December 31, 2011	19,373,078	0.71

Agents’ warrants exercised	(219,313)	(0.47)
Exercised	(1,205,668)	(0.48)
Expired	(11,843,932)	(0.80)

Outstanding - December 31, 2012	6,104,165	0.59

Schedule of 480,000 Stock Options Valuation - April 24, 2013 [Table Text Block]
Expected volatility	78%
Expected life	3.83 years
Risk-free interest rate	0.34%
Dividend yield	nil

Schedule of 200,000 Stock Options Valuation - April 24, 2013 [Table Text Block]
Expected volatility	77%
Expected life	3.13 years
Risk-free interest rate	0.34%
Dividend yield	nil